OTHER PAYABLES AND ACCRUED EXPENSES (Tables)	6 Months Ended
Jun. 30, 2025
Payables and Accruals [Abstract]
SCHEDULE OF OTHER PAYABLES AND ACCRUED EXPENSES
	June 30,	December 31,
	2025	2024
	U.S. dollars in thousands
Accrued expenses	619	512
Grants in advance	94	87
Others	240	271
	953	870